UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 4906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/14

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

SEMIANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
22	Financial Highlights
27	Notes to Financial Statements
36	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2014, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally continued to gain ground over the past six months, reinforcing a rally that began earlier in 2014 when long-term interest rates moderated due to geopolitical and economic concerns. These developments drove prices of long-term municipal securities higher, and favorable supply-and-demand dynamics helped keep yields low when economic growth resumed in the second quarter of the year. Meanwhile, improving economic fundamentals have enabled many states and municipalities to shore up their fiscal conditions.

While we remain cautiously optimistic regarding the municipal bond market’s prospects, we believe that selectivity is likely to become more important to investment success. Long-term rates could rise if, as we anticipate, the economy continues to accelerate. On the other hand, intensifying geopolitical turmoil and other factors could dampen the potentially adverse effects of a stronger domestic economic recovery, and rising investor demand for tax-advantaged investments may continue to support municipal bond prices. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2014, through October 31, 2014, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2014, Class A shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 3.53%, Class C shares returned 3.05%, Class I shares returned 3.66%, Class Y shares returned 3.57%, and Class Z shares returned 3.64%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Connecticut, achieved a total return of 3.59% for the same period.2

Municipal bonds rallied over the reporting period when long-term interest rates moderated, supply-and-demand dynamics proved favorable, and credit conditions improved.The fund produced returns that were roughly in line with its benchmark, as a relatively long average duration and overweighted exposure to certain revenue bond sub-sectors were balanced by the general underperformance of Connecticut bonds compared to national averages.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Connecticut state income taxes.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Economic and Technical Forces Buoyed Municipal Bonds

Municipal bonds rallied in the months prior to the reporting period as long-term interest rates moderated and bond prices rebounded amid concerns that economic weakness in international markets might derail the U.S. economic recovery. Long-term rates declined further when harsh winter weather contributed to an economic contraction during the first quarter of 2014.

The economic recovery got back on track, with U.S. GDP rebounding at a robust 4.6% annualized rate during the second quarter of the year and 3.5% for the third quarter. While accelerating economic growth typically sends inflation and interest rates higher, favorable supply-and-demand dynamics kept long-term interest rates low. Less refinancing activity produced a reduced supply of newly issued tax-exempt securities, while demand intensified from investors seeking higher after-tax income. Consequently, municipal bonds produced highly competitive total returns, with longer term and lower rated securities faring particularly well.

Underlying credit conditions have improved for many issuers, but Connecticut has continued to face budget challenges due to unfunded pension liabilities and lagging participation in the national economic recovery.

Interest Rate Strategies Bolstered Relative Performance

The fund benefited during the reporting period from a modestly long average duration, which increased its exposure to the positive effects of falling interest rates and narrowing yield differences along the market’s maturity range. In addition, overweighted exposure to BBB-rated revenue-backed bonds aided results.The fund received especially strong contributions from relatively heavy positions in hospitals and industrial development bonds.

Detractors from performance included an overweight on tobacco bonds, which suffered from accelerating cigarette consumption decline rates. Furthermore, due to selling of Puerto Rico credits, the fund missed out on the Puerto Rico rally during the end of the performance period as bond prices bounced off of the lows triggered by the June 28th passage of the Public Corporations Debt Enforcement and Recovery Act.

4

Maintaining a Constructive Investment Posture

Although the U.S. economic recovery has gained momentum, global growth recently has disappointed, keeping interest rates at relatively low levels. However, anticipation of the end to the Federal Reserve Board’s quantitative easing program caused rates to back up over the last two weeks of October.

Municipal bond market fundamentals have remained strong in the recovering economy.Although the supply of newly issued municipal bonds began to increase late in the reporting period, we expect any additional issuance to be absorbed by robust investor demand. Therefore, we have maintained the fund’s focus on generating competitive levels of current income, including an emphasis on longer dated, BBB-rated revenue bonds. In light of relatively wide yield differences along the market’s maturity spectrum, we may intensify the fund’s focus on longer term securities as we adjust to changing economic and market conditions over the months ahead.

November 17, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z, ClassY, and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.72	$8.60	$3.39	$3.44	$3.59
Ending value (after expenses)	$1,035.30	$1,030.50	$1,036.60	$1,035.70	$1,036.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.69	$8.54	$3.36	$3.41	$3.57
Ending value (after expenses)	$1,020.57	$1,016.74	$1,021.88	$1,021.83	$1,021.68

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.68% for Class C, .66% for
Class I, .67% for ClassY and .70% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

October 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.6%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut—93.7%
Connecticut,
GO	5.00	4/15/24	2,500,000	2,824,375
Connecticut,
GO	5.00	3/1/26	5,000,000	6,024,000
Connecticut,
GO	5.00	11/1/27	5,000,000	5,845,350
Connecticut,
GO	5.00	11/1/27	2,000,000	2,282,280
Connecticut,
GO	5.00	11/1/28	3,000,000	3,419,940
Connecticut,
GO	5.00	11/1/28	5,000,000	5,824,350
Connecticut,
GO	5.00	11/1/31	5,000,000	5,768,650
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	12/1/21	5,000,000	6,052,650
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	11/1/22	5,000,000	5,894,050
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	10/1/24	2,730,000	3,322,328
Connecticut,
State Revolving Fund
General Revenue	5.00	1/1/19	5,275,000	6,142,157
Connecticut,
State Revolving Fund
General Revenue	5.00	1/1/23	1,250,000	1,495,750
Connecticut,
State Revolving Fund
General Revenue	5.00	3/1/24	1,195,000	1,462,919
Connecticut,
State Revolving Fund
General Revenue	5.00	7/1/24	2,145,000	2,585,862

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project) (Prerefunded)	5.25	12/1/15	1,765,000	[a]	1,878,648
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	4.38	9/1/28	3,900,000		4,250,337
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	4,500,000		5,144,490
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)
(Insured; XLCA)	5.10	9/1/37	6,550,000		6,801,127
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group)	5.00	11/15/40	10,000,000		11,109,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000		4,234,326
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000		1,504,096
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000		1,583,130
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000		4,413,960
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/35	2,000,000		2,163,040
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/40	2,500,000		2,690,450

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	3/1/32	10,880,000	14,195,462
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/27	3,265,000	3,812,279
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/32	1,000,000	1,091,560
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/41	2,000,000	2,157,180
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	2,289,971
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/19	1,000,000	1,106,970
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	5,000,000	5,683,400
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	5.38	7/1/31	1,000,000	1,100,590
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty Corp.)	5.00	7/1/33	5,000,000	5,524,900
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	6,750,000	7,331,107

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus
Hospital Issue) (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.25	7/1/18	2,000,000	[a]	2,322,900
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000		1,296,250
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	2,500,000		2,566,025
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/35	5,000,000		5,703,350
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/39	6,500,000		7,414,355
Connecticut Health and Educational
Facilities Authority, Revenue
(Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000		1,106,190
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale New Haven Health Issue)	5.00	7/1/27	3,960,000		4,684,007
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/40	5,000,000		5,569,950
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Prerefunded)	5.75	7/1/20	4,000,000	[a]	4,971,840
Connecticut Health and Educational
Facilities Authority, State
Supported Child Care Revenue	5.00	7/1/25	1,490,000		1,715,437

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.50	11/15/20	1,510,000	1,512,567
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.80	11/15/22	2,960,000	3,074,197
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue
(Connecticut Health and
Educational Facilities
Authority Loan Program)	5.00	11/15/21	1,450,000	1,684,552
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue
(Connecticut Health and
Educational Facilities
Authority Loan Program)	5.00	11/15/22	1,400,000	1,621,424
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue
(Connecticut Health and
Educational Facilities
Authority Loan Program)	5.00	11/15/23	1,400,000	1,626,254
Connecticut Municipal
Electric Energy
Cooperative, Power
Supply System Revenue	5.00	1/1/38	3,000,000	3,331,740
Connecticut Municipal Electric
Energy Cooperative,
Transmission Services Revenue	5.00	1/1/22	1,505,000	1,810,033

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of Southeastern
Connecticut Project)	5.50	11/15/15	1,000,000		1,001,050
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of Southeastern
Connecticut Project)	5.50	11/15/15	3,250,000		3,253,412
Connecticut Transmission Municipal
Electric Energy Cooperative,
Transmission System Revenue	5.00	1/1/42	3,000,000		3,324,000
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000		7,013,860
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue	5.00	8/15/26	700,000		835,604
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue	5.00	8/15/27	1,250,000		1,481,650
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue	5.00	8/15/29	1,500,000		1,763,220
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/37	1,800,000		2,002,968
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	25,000		25,944
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	11/15/15	5,000,000	[a]	5,250,300

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	11/15/15	1,975,000	[a]	2,073,869
Hartford,
GO	5.00	4/1/24	1,000,000		1,186,800
Hartford,
GO (Escrowed to Maturity)	5.00	4/1/17	1,325,000		1,468,219
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/32	595,000		660,843
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	4/1/22	255,000	[a]	312,115
Hartford County Metropolitan
District, Clean Water
Project Revenue	5.00	4/1/31	3,510,000		4,030,182
Hartford County Metropolitan
District, Clean Water Project
Revenue (Green Bonds)	5.00	11/1/42	2,000,000		2,288,520
Meriden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/16	2,090,000		2,257,158
New Britain,
GO (Insured; Assured
Guaranty Corp.)	5.00	4/1/24	4,500,000		5,553,405
New Haven,
GO	5.00	3/1/17	1,425,000		1,549,631
New Haven,
GO (Insured; Assured
Guaranty Corp.)	5.00	3/1/29	1,000,000		1,075,820
Norwalk,
GO	5.00	7/15/24	1,000,000		1,199,580
South Central Connecticut
Regional Water Authority,
Water System Revenue	5.00	8/1/27	3,000,000		3,535,920

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
South Central Connecticut
Regional Water Authority,
Water System Revenue	5.00	8/1/31	3,940,000		4,468,315
South Central Connecticut
Regional Water Authority,
Water System Revenue	5.00	8/1/32	1,370,000		1,565,787
South Central Connecticut
Regional Water Authority,
Water System Revenue	5.00	8/1/33	1,500,000		1,708,785
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000		2,508,640
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000		2,219,580
Stamford,
GO	5.00	7/1/21	4,410,000		5,357,753
University of Connecticut,
GO	5.00	2/15/25	1,000,000		1,144,090
University of Connecticut,
GO	5.00	2/15/27	1,000,000		1,139,630
University of Connecticut,
GO	5.00	2/15/28	1,000,000		1,131,380
University of Connecticut,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	2/15/15	1,225,000	[a]	1,242,260
University of Connecticut,
Special Obligation
Student Fee Revenue	5.00	11/15/24	5,000,000		6,061,250
U.S. Related—4.9%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000		2,849,820
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	[b]	888,360
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,105,740

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds (Escrowed
to Maturity)	5.45	5/15/16	1,445,000	1,553,780
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	5.50	7/1/15	535,000 [a]	553,126
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	2,000,000	2,184,140
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	5,000,000	5,551,200

Total Investments (cost $278,217,148)			98.6%	297,399,461
Cash and Receivables (Net)			1.4%	4,220,599
Net Assets			100.0%	301,620,060

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	23.2	City	3.3
Health Care	16.2	Asset-Backed	1.2
Utility-Water and Sewer	13.5	Transportation Services	1.1
State/Territory	10.6	Housing	.8
Prerefunded	7.2	Resource Recovery	.3
Special Tax	6.9	Other	4.6
Utility-Electric	4.9
Industrial	4.8		98.6

†	Based on net assets.

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	278,217,148	297,399,461
Cash		2,794,728
Interest receivable		4,133,280
Prepaid expenses		29,011
		304,356,480
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		211,054
Payable for investment securities purchased		2,286,680
Payable for shares of Beneficial Interest redeemed		187,269
Accrued expenses		51,417
		2,736,420
Net Assets ($)		301,620,060
Composition of Net Assets ($):
Paid-in capital		291,299,547
Accumulated undistributed investment income—net		3,234
Accumulated net realized gain (loss) on investments		(8,865,034)
Accumulated net unrealized appreciation
(depreciation) on investments		19,182,313
Net Assets ($)		301,620,060

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	179,089,053	11,381,166	7,191,554	3,019,730	100,938,557
Shares Outstanding	15,034,764	956,955	603,746	253,500	8,475,436
Net Asset Value
Per Share ($)	11.91	11.89	11.91	11.91	11.91

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	5,798,620
Expenses:
Management fee—Note 3(a)	846,913
Shareholder servicing costs—Note 3(c)	324,963
Distribution fees—Note 3(b)	42,003
Professional fees	41,593
Registration fees	30,932
Custodian fees—Note 3(c)	12,925
Prospectus and shareholders’ reports	7,117
Trustees’ fees and expenses—Note 3(d)	6,639
Loan commitment fees—Note 2	1,475
Miscellaneous	17,589
Total Expenses	1,332,149
Less—reduction in fees due to earnings credits—Note 3(c)	(64)
Net Expenses	1,332,085
Investment Income—Net	4,466,535
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,007,752)
Net unrealized appreciation (depreciation) on investments	7,165,926
Net Realized and Unrealized Gain (Loss) on Investments	6,158,174
Net Increase in Net Assets Resulting from Operations	10,624,709

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014[a]
Operations ($):
Investment income—net	4,466,535	10,752,545
Net realized gain (loss) on investments	(1,007,752)	(7,436,065)
Net unrealized appreciation
(depreciation) on investments	7,165,926	(15,677,500)
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,624,709	(12,361,020)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(2,641,862)	(6,573,801)
Class C	(116,667)	(297,369)
Class I	(112,917)	(304,394)
Class Y	(29,512)	(23)
Class Z	(1,562,343)	(3,565,069)
Net realized gain on investments:
Class A	—	(50,303)
Class C	—	(2,854)
Class I	—	(2,057)
Class Z	—	(25,651)
Total Dividends	(4,463,301)	(10,821,521)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,746,622	5,324,116
Class C	876,391	375,521
Class I	2,285,098	3,914,881
Class Y	3,158,622	1,000
Class Z	1,418,801	2,417,423

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014[a]
Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A	2,075,259	5,161,909
Class C	93,198	239,380
Class I	70,152	156,025
Class Y	7,008	—
Class Z	1,220,904	2,819,578
Cost of shares redeemed:
Class A	(16,549,587)	(47,553,467)
Class C	(732,052)	(5,216,090)
Class I	(3,294,844)	(7,324,431)
Class Y	(208,001)	—
Class Z	(4,404,982)	(14,274,615)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(12,237,411)	(53,958,770)
Total Increase (Decrease) in Net Assets	(6,076,003)	(77,141,311)
Net Assets ($):
Beginning of Period	307,696,063	384,837,374
End of Period	301,620,060	307,696,063
Undistributed investment income—net	3,234	—

20

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014[a]
Capital Share Transactions:
Class Ab
Shares sold	147,670	458,722
Shares issued for dividends reinvested	175,517	448,131
Shares redeemed	(1,403,299)	(4,132,210)
Net Increase (Decrease) in Shares Outstanding	(1,080,112)	(3,225,357)
Class Cb
Shares sold	74,442	32,337
Shares issued for dividends reinvested	7,894	20,808
Shares redeemed	(62,270)	(450,254)
Net Increase (Decrease) in Shares Outstanding	20,066	(397,109)
Class Ic
Shares sold	193,910	337,569
Shares issued for dividends reinvested	5,930	13,519
Shares redeemed	(281,731)	(641,315)
Net Increase (Decrease) in Shares Outstanding	(81,891)	(290,227)
Class Yc
Shares sold	270,384	89.69
Shares issued for dividends reinvested	590	—
Shares redeemed	(17,564)	—
Net Increase (Decrease) in Shares Outstanding	253,410	89.69
Class Z
Shares sold	120,096	210,048
Shares issued for dividends reinvested	103,263	244,829
Shares redeemed	(371,920)	(1,244,898)
Net Increase (Decrease) in Shares Outstanding	(148,561)	(790,021)

a Effective September 3, 2013, the fund commenced offering ClassY shares.
b During the period ended April 30, 2014, 16,378 Class C shares representing $201,623 were exchanged for
16,365 Class A shares.
c During the period ended October 31, 2014, 238,227 Class I shares representing $2,782,497 were exchanged for
238,227 ClassY shares.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2014				Year Ended April 30,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.67		12.39	12.23	11.32	11.68	11.16
Investment Operations:
Investment income—net[a]	.17		.37	.38	.44	.45	.47
Net realized and unrealized
gain (loss) on investments	.24		(.72)	.19	.91	(.36)	.52
Total from Investment Operations	.41		(.35)	.57	1.35	.09	.99
Distributions:
Dividends from
investment income—net	(.17)		(.37)	(.38)	(.44)	(.45)	(.47)
Dividends from net realized
gain on investments	—		(.00)[b]	(.03)	—	—	—
Total Distributions	(.17)		(.37)	(.41)	(.44)	(.45)	(.47)
Net asset value, end of period	11.91		11.67	12.39	12.23	11.32	11.68
Total Return (%)[c]	3.53	[d]	(2.72)	4.74	12.07	.75	8.98
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92	[e]	.90	.90	.91	.91	.90
Ratio of net expenses
to average net assets	.92	[e]	.90	.90	.91	.91	.90
Ratio of net investment income
to average net assets	2.85	[e]	3.21	3.10	3.69	3.90	4.07
Portfolio Turnover Rate	5.98	[d]	9.50	19.13	13.77	17.05	11.42
Net Assets, end of period
($ x 1,000)	179,089		188,117	239,626	227,398	215,132	246,190

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

22

Six Months Ended
October 31, 2014				Year Ended April 30,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.66		12.37	12.21	11.30	11.66	11.14
Investment Operations:
Investment income—net[a]	.12		.28	.29	.35	.36	.38
Net realized and unrealized
gain (loss) on investments	.23		(.71)	.19	.91	(.36)	.52
Total from Investment Operations	.35		(.43)	.48	1.26	—	.90
Distributions:
Dividends from
investment income—net	(.12)		(.28)	(.29)	(.35)	(.36)	(.38)
Dividends from net realized
gain on investments	—		(.00)[b]	(.03)	—	—	—
Total Distributions	(.12)		(.28)	(.32)	(.35)	(.36)	(.38)
Net asset value, end of period	11.89		11.66	12.37	12.21	11.30	11.66
Total Return (%)[c]	3.05	[d]	(3.39)	3.94	11.25	(.01)	8.17
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68	[e]	1.67	1.66	1.67	1.67	1.66
Ratio of net expenses
to average net assets	1.68	[e]	1.67	1.66	1.67	1.66	1.66
Ratio of net investment income
to average net assets	2.09	[e]	2.43	2.34	2.94	3.14	3.30
Portfolio Turnover Rate	5.98	[d]	9.50	19.13	13.77	17.05	11.42
Net Assets, end of period
($ x 1,000)	11,381		10,920	16,502	15,823	16,322	18,466

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2014				Year Ended April 30,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.67		12.39	12.22	11.31	11.68	11.16
Investment Operations:
Investment income—net[a]	.18		.40	.41	.46	.48	.44
Net realized and unrealized
gain (loss) on investments	.24		(.72)	.21	.92	(.37)	.58
Total from Investment Operations	.42		(.32)	.62	1.38	.11	1.02
Distributions:
Dividends from
investment income—net	(.18)		(.40)	(.42)	(.47)	(.48)	(.50)
Dividends from net realized
gain on investments	—		(.00)[b]	(.03)	—	—	—
Total Distributions	(.18)		(.40)	(.45)	(.47)	(.48)	(.50)
Net asset value, end of period	11.91		11.67	12.39	12.22	11.31	11.68
Total Return (%)	3.66	[c]	(2.48)	5.09	12.38	.92	9.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66	[d]	.65	.64	.65	.63	.70
Ratio of net expenses t
o average net assets	.66	[d]	.65	.63	.65	.63	.65
Ratio of net investment income
to average net assets	3.11	[d]	3.45	3.34	3.90	4.16	4.30
Portfolio Turnover Rate	5.98	[c]	9.50	19.13	13.77	17.05	11.42
Net Assets, end of period
($ x 1,000)	7,192		8,004	12,092	12,999	6,309	5,441

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

24

	Six Months Ended
	October 31, 2014		Year Ended
Class Y Shares	(Unaudited)		April 30, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.68		11.15
Investment Operations:
Investment income—net[b]	.20		.26
Net realized and unrealized
gain (loss) on investments	.21		.53
Total from Investment Operations	.41		.79
Distributions:
Dividends from investment income—net	(.18)		(.26)
Net asset value, end of period	11.91		11.68
Total Return (%)[c]	3.57		7.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.67		.63
Ratio of net expenses to average net assets[d]	.67		.63
Ratio of net investment income
to average net assets[d]	3.09		3.45
Portfolio Turnover Rate	5.98	[c]	9.50
Net Assets, end of period ($ x 1,000)	3,020		1

a	From September 3, 2013 (commencement of initial offering) to April 30, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2014				Year Ended April 30,
Class Z Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.67		12.39	12.22	11.31	11.67	11.16
Investment Operations:
Investment income—net[a]	.18		.40	.41	.46	.48	.49
Net realized and unrealized
gain (loss) on investments	.24		(.72)	.20	.91	(.37)	.51
Total from Investment Operations	.42		(.32)	.61	1.37	.11	1.00
Distributions:
Dividends from
investment income—net	(.18)		(.40)	(.41)	(.46)	(.47)	(.49)
Dividends from net realized
gain on investments	—		(.00)[b]	(.03)	—	—	—
Total Distributions	(.18)		(.40)	(.44)	(.46)	(.47)	(.49)
Net asset value, end of period	11.91		11.67	12.39	12.22	11.31	11.67
Total Return (%)	3.64	[c]	(2.50)	5.04	12.31	.97	9.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	[d]	.69	.69	.71	.70	.70
Ratio of net expenses
to average net assets	.70	[d]	.69	.69	.71	.70	.70
Ratio of net investment income
to average net assets	3.06	[d]	3.43	3.32	3.89	4.11	4.27
Portfolio Turnover Rate	5.98	[c]	9.50	19.13	13.77	17.05	11.42
Net Assets, end of period
($ x 1,000)	100,939		100,654	116,617	114,892	106,076	112,728

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company currently offering three series, including the Dreyfus Connecticut Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, ClassY and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

28

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	297,399,461	—	297,399,461
† See Statement of Investments for additional detailed categorizations.

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest

30

income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended April 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $7,887,190 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2014. The fund has $2,418,390 of post-enactment short-term capital losses and $5,468,800 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2014 was as follows: tax-exempt income $10,743,671 and ordinary income $77,850.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2014, the fund did not borrow under the Facilities.

32

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2014, the Distributor retained $1,995 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $42,003 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $231,925 and $14,001, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

related to the maintenance of shareholder accounts. During the period ended October 31, 2014, Class Z shares were charged $21,355 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $30,936 for transfer agency services and $1,351 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $64.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $12,925 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended October 31, 2014, the fund was charged $999 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

34

During the period ended October 31, 2014, the fund was charged $3,576 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $141,496, Distribution Plan fees $7,266, Shareholder Services Plan fees $40,594, custodian fees $9,373, Chief Compliance Officer fees $617 and transfer agency fees $11,708.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2014, amounted to $17,932,501 and $27,605,194, respectively.

At October 31, 2014, accumulated net unrealized appreciation on investments was $19,182,313, consisting of $19,859,374 gross unrealized appreciation and $677,061 gross unrealized depreciation.

At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 22, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

36

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians in all periods, noting the proximity to the medians of the fund’s performance in certain periods (there were only three other funds in the Performance Group). The Board also noted that the fund’s yield performance was at or above the Performance Group median for five of the ten one-year periods ended May 31st and at or above the Performance Universe median for eight of the ten one-year periods ended May 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average and noted that the fund’s calendar year total returns were above the Lipper category average for eight of the ten calendar years.

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians (actual management fee was the highest in the Expense Group).

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

38

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

40

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

SEMIANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	UnderstandingYour Fund’s Expenses
6	ComparingYour Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
22	Notes to Financial Statements
31	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2014, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally continued to gain ground over the past six months, reinforcing a rally that began earlier in 2014 when long-term interest rates moderated due to geopolitical and economic concerns. These developments drove prices of long-term municipal securities higher, and favorable supply-and-demand dynamics helped keep yields low when economic growth resumed in the second quarter of the year. Meanwhile, improving economic fundamentals have enabled many states and municipalities to shore up their fiscal conditions.

While we remain cautiously optimistic regarding the municipal bond market’s prospects, we believe that selectivity is likely to become more important to investment success. Long-term rates could rise if, as we anticipate, the economy continues to accelerate. On the other hand, intensifying geopolitical turmoil and other factors could dampen the potentially adverse effects of a stronger domestic economic recovery, and rising investor demand for tax-advantaged investments may continue to support municipal bond prices. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2014, through October 31, 2014, as provided by Thomas Casey and Daniel Rabasco, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2014, Class A shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 3.57%, Class C shares returned 3.17%, and Class Z shares returned 3.59%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Massachusetts, achieved a total return of 3.59% for the same period.2

Municipal bonds rallied over the reporting period when long-term interest rates moderated, supply-and-demand dynamics proved favorable, and credit conditions improved.The fund’s returns were roughly in line with its benchmark, as the benefits of a relatively long average duration and overweighted exposure to certain revenue bonds of Connecticut were balanced by weakness among Puerto Rico bonds and higher quality securities.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state income taxes.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

general obligation, and revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

Economic and Technical Forces Buoyed Municipal Bonds

Municipal bonds rallied in the months prior to the reporting period as long-term interest rates moderated and bond prices rebounded amid concerns that economic weakness in international markets might derail the U.S. economic recovery. Long-term rates declined further when harsh winter weather contributed to an economic contraction during the first quarter of 2014.

The economic recovery got back on track as U.S. GDP rebounded at a robust 4.6% annualized rate during the second quarter of the year and an estimate 3.5% for the third quarter. While accelerating economic growth typically sends inflationary pressures of Pennsylvania and interest rates higher, favorable supply-and-demand dynamics kept long-term interest rates low. Less refinancing activity produced a reduced supply of newly issued tax-exempt securities, while demand intensified from investors seeking higher after-tax income. Consequently, municipal bonds produced highly competitive total returns, with longer term and lower rated securities faring particularly well.

The economic rebound resulted in better underlying credit conditions for Massachusetts. The state participated fully in the national economic recovery with support from the technology, financial, and health care industries.

Various Strategies Bolstered Relative Performance

During the reporting period the fund’s long average duration allowed it to benefit from the positive effects of falling interest rates and narrowing yield differences along the market’s maturity spectrum. In addition, overweighted exposure to certain revenue-backed bonds with BBB credit ratings aided results. The fund received especially strong contributions from bonds backed by revenues from airports, hospitals, and the state’s settlement of litigation with U.S. tobacco companies.

Detractors from performance included the fund’s positions in Puerto Rico municipal bonds, which suffered credit-quality issues related to the U.S. territory’s struggling economy and heavy debt and pension liabilities. In addition, the fund’s holdings of higher quality bonds, including those backed by education facilities and special tax districts, lagged market averages.

4

Maintaining a Constructive Investment Posture

Although the U.S. economic recovery has gained momentum, global growth recently has disappointed, keeping interest rates at relatively low levels. Based on the strength of U.S. economic growth, some market participants expect the Fed to begin hiking short-term interest rates sometime in 2015.

Municipal bond market fundamentals have remained strong in the recovering economy.Although the supply of newly issued municipal bonds began to increase late in the reporting period, we expect any additional issuance to be absorbed by robust investor demand. Therefore, we have maintained the fund’s focus on generating competitive levels of current income, including an emphasis on longer dated revenue bonds. In light of narrow yield differences along the credit-quality spectrum, the fund will focus on higher quality securities and will be prepared to capitalize on any future widening of credit spreads during the months ahead. Also, the fund will target investments in attractive areas of the yield curve and maintain a modestly long duration posture relative to the benchmark index.

November 17, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.87	$8.76	$3.69
Ending value (after expenses)	$1,035.70	$1,031.70	$1,035.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.84	$8.69	$3.67
Ending value (after expenses)	$1,020.42	$1,016.59	$1,021.58

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.71% for Class C and .72% for
Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

October 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.3%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—92.5%
Boston Housing Authority,
Capital Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	1,900,000		2,061,576
Cambridge,
GO (Municipal Purpose Loan)	5.00	2/15/21	1,765,000	[a]	2,141,351
Massachusetts,
Federal Highway Grant
Anticipation Notes
(Accelerated Bridge Program)	5.00	6/15/23	1,325,000		1,608,934
Massachusetts,
GO	5.00	8/1/22	2,000,000		2,450,720
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,294,798
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,256,630
Massachusetts,
GO	0.71	11/1/25	5,000,000	[b]	4,944,250
Massachusetts,
GO (Consolidated Loan)	5.50	8/1/20	1,000,000		1,226,860
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,299,745
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	2,500,000		3,145,200
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,637,530
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000		2,850,050
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		526,409
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)
(Escrowed to Maturity)	7.00	3/1/21	355,000		384,401
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.00	7/1/21	1,000,000		1,213,150

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.50	7/1/24	1,140,000		1,476,904
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,916,680
Massachusetts Clean Energy
Cooperative Corporation,
Massachusetts Clean Energy
Cooperative Revenue	5.00	7/1/24	2,580,000		3,123,348
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	2,000,000		2,383,480
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	5/1/26	5,385,000	[c]	4,105,470
Massachusetts College Building
Authority, Project Revenue
(Insured; XLCA)	5.50	5/1/28	1,450,000	[a]	1,781,891
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,423,480
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000	[a]	1,077,100
Massachusetts Development Finance
Agency, Revenue (Baystate
Medical Center Issue)	5.00	7/1/34	1,475,000		1,656,351
Massachusetts Development Finance
Agency, Revenue (Berklee
College of Music Issue)	5.00	10/1/31	1,000,000	[a]	1,115,790
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/26	1,250,000	[a]	1,439,563
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/29	1,475,000	[a]	1,689,391
Massachusetts Development Finance
Agency, Revenue (Children’s
Hospital Issue)	5.00	10/1/33	4,000,000		4,679,840

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/30	2,000,000	[a]	2,307,880
Massachusetts Development Finance
Agency, Revenue (Noble and
Greenough School Issue)	5.00	4/1/21	600,000	[a]	712,872
Massachusetts Development Finance
Agency, Revenue (North Hill
Communities Issue)	6.50	11/15/43	2,000,000		2,117,540
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/39	2,000,000		2,277,820
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.38	7/1/41	4,000,000		4,492,600
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.00	7/1/30	1,000,000	[a]	1,076,180
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	1,500,000		1,723,275
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.50	7/1/31	500,000		541,655
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000	[a]	2,682,400
Massachusetts Development Finance
Agency, Revenue (Whitehead
Institute for Biomedical
Research Issue)	5.00	6/1/23	1,350,000	[a]	1,587,276
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue) (Prerefunded)	5.00	8/1/16	2,000,000	[d]	2,160,380
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue E)
(Insured; AMBAC)	4.70	1/1/27	4,315,000	[a]	4,433,576
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue I)	5.00	1/1/25	1,500,000	[a]	1,688,970

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	2,000,000	[a]	2,203,080
Massachusetts Health and
Educational Facilities Authority,
Revenue (Dana-Farber Cancer
Institute Issue)	5.25	12/1/27	1,000,000		1,143,070
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Harvard University Issue)	5.00	12/15/24	2,350,000	[a]	2,790,649
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and
Ear Infirmary Issue)	5.00	7/1/20	1,000,000		1,123,430
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and
Ear Infirmary Issue)	5.38	7/1/35	1,000,000		1,073,240
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000	[a]	5,420,520
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/19	1,000,000		1,172,690
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	1,000,000		1,149,640
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	3,950,000		4,295,941
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.00	7/1/24	1,000,000	[a]	1,181,170

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Tufts University Issue)	5.50	8/15/18	1,625,000	[a]	1,900,356
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Tufts University Issue)	5.38	8/15/38	3,000,000	[a]	3,412,950
Massachusetts Health and
Educational Facilities
Authority, Revenue
(UMass Memorial Issue)	5.25	7/1/25	1,895,000	[a]	1,927,082
Massachusetts Health and
Educational Facilities
Authority, Revenue
(UMass Memorial Issue)	5.00	7/1/33	1,070,000	[a]	1,080,293
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Wheaton College Issue)	5.00	1/1/30	2,405,000	[a]	2,646,222
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000		2,015,560
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000		2,140,906
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	1,905,000		1,945,024
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	950,000		956,052
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000		1,769,295
Massachusetts Port Authority,
Revenue	5.00	7/1/25	2,500,000		3,055,350
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000		6,403,505
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/21	6,610,000		8,022,160
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/22	2,000,000		2,451,640

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	4,000,000		4,616,800
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds
(Prerefunded)	5.00	8/1/19	1,535,000	[d]	1,810,364
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/25	2,000,000		2,369,300
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,405,000		1,579,136
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	1,875,000		2,086,894
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	[d]	107,135
Metropolitan Boston Transit
Parking Corporation, Systemwide
Senior Lien Parking Revenue	5.00	7/1/24	1,320,000		1,539,529
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	7/15/15	1,000,000	[d]	1,044,340
U.S. Related—5.8%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,475,000		1,480,310
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,182,675
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	[c]	370,150
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,080,440

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000	1,103,260
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,016,410
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	1,500,000	1,638,105
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	2,500,000	2,775,600

Total Investments (cost $167,467,881)			98.3%	180,793,589
Cash and Receivables (Net)			1.7%	3,219,749
Net Assets			100.0%	184,013,338

a At October 31, 2014, the fund had $46,296,562 or 25.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b Variable rate security—interest rate subject to periodic change.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	25.2	Utility-Water and Sewer	2.1
Health Care	14.9	Utility-Electric	1.7
Transportation Services	14.8	Asset-Backed	1.6
Special Tax	14.0	Industrial	.9
State/Territory	8.1	Other	2.3
Prerefunded	7.7
Housing	5.0		98.3

†	Based on net assets.

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:	167,467,881	180,793,589
Cash		523,336
Receivable for investment securities sold		2,506,300
Interest receivable		2,182,472
Prepaid expenses		20,191
		186,025,888
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		112,064
Payable for investment securities purchased		1,652,266
Payable for shares of Beneficial Interest redeemed		201,537
Accrued expenses		46,683
		2,012,550
Net Assets ($)		184,013,338
Composition of Net Assets ($):
Paid-in capital		175,177,638
Accumulated undistributed investment income—net		7,296
Accumulated net realized gain (loss) on investments		(4,497,304)
Accumulated net unrealized appreciation
(depreciation) on investments		13,325,708
Net Assets ($)		184,013,338

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	34,271,595	3,100,318	146,641,425
Shares Outstanding	2,920,425	263,964	12,497,035
Net Asset Value Per Share ($)	11.74	11.75	11.73

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	3,394,375
Expenses:
Management fee—Note 3(a)	511,734
Shareholder servicing costs—Note 3(c)	116,836
Professional fees	33,181
Registration fees	19,051
Distribution fees—Note 3(b)	11,715
Custodian fees—Note 3(c)	9,616
Prospectus and shareholders’ reports	5,404
Trustees’ fees and expenses—Note 3(d)	5,293
Loan commitment fees—Note 2	701
Miscellaneous	14,089
Total Expenses	727,620
Less—reduction in fees due to earnings credits—Note 3(c)	(48)
Net Expenses	727,572
Investment Income—Net	2,666,803
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(48,060)
Net unrealized appreciation (depreciation) on investments	3,907,901
Net Realized and Unrealized Gain (Loss) on Investments	3,859,841
Net Increase in Net Assets Resulting from Operations	6,526,644

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Operations ($):
Investment income—net	2,666,803	6,187,960
Net realized gain (loss) on investments	(48,060)	(4,533,005)
Net unrealized appreciation
(depreciation) on investments	3,907,901	(6,673,162)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,526,644	(5,018,207)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(467,153)	(1,104,168)
Class C	(30,264)	(82,511)
Class Z	(2,162,090)	(4,986,152)
Net realized gain on investments:
Class A	—	(70,499)
Class C	—	(7,437)
Class Z	—	(303,076)
Total Dividends	(2,659,507)	(6,553,843)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	796,176	2,659,515
Class C	37,727	107,573
Class Z	1,910,464	2,962,502
Dividends reinvested:
Class A	386,750	963,509
Class C	9,893	33,663
Class Z	1,745,735	4,290,516
Cost of shares redeemed:
Class A	(1,715,425)	(8,959,668)
Class C	(145,563)	(1,160,029)
Class Z	(7,930,269)	(21,485,839)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,904,512)	(20,588,258)
Total Increase (Decrease) in Net Assets	(1,037,375)	(32,160,308)
Net Assets ($):
Beginning of Period	185,050,713	217,211,021
End of Period	184,013,338	185,050,713
Undistributed investment income—net	7,296	—

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Capital Share Transactions:
Class Aa
Shares sold	68,873	231,390
Shares issued for dividends reinvested	33,196	85,175
Shares redeemed	(147,491)	(791,421)
Net Increase (Decrease) in Shares Outstanding	(45,422)	(474,856)
Class Ca
Shares sold	3,247	9,505
Shares issued for dividends reinvested	849	2,977
Shares redeemed	(12,585)	(102,146)
Net Increase (Decrease) in Shares Outstanding	(8,489)	(89,664)
Class Z
Shares sold	164,247	259,223
Shares issued for dividends reinvested	149,868	379,387
Shares redeemed	(683,193)	(1,904,101)
Net Increase (Decrease) in Shares Outstanding	(369,078)	(1,265,491)

a During the period ended April 30, 2014, 19,810 Class C shares representing $238,914 were exchanged for
19,843 Class A shares.

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2014				Year Ended April 30,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.49		12.11	11.94	11.05	11.44	10.91
Investment Operations:
Investment income—net[a]	.16		.35	.36	.41	.43	.45
Net realized and unrealized
gain (loss) on investments	.25		(.60)	.17	.94	(.33)	.54
Total from Investment Operations	.41		(.25)	.53	1.35	.10	.99
Distributions:
Dividends from
investment income—net	(.16)		(.35)	(.36)	(.41)	(.43)	(.45)
Dividends from net realized
gain on investments	—		(.02)	(.00)[b]	(.05)	(.06)	(.01)
Total Distributions	(.16)		(.37)	(.36)	(.46)	(.49)	(.46)
Net asset value, end of period	11.74		11.49	12.11	11.94	11.05	11.44
Total Return (%)[c]	3.57	[d]	(1.96)	4.51	12.40	.94	9.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	[e]	.93	.93	.95	.94	.94
Ratio of net expenses
to average net assets	.95	[e]	.93	.93	.95	.94	.94
Ratio of net investment income
to average net assets	2.70	[e]	3.07	2.97	3.56	3.84	4.00
Portfolio Turnover Rate	7.58	[d]	9.72	14.28	11.44	15.03	12.60
Net Assets, end of period
($ x 1,000)	34,272		34,082	41,675	39,705	36,232	41,909

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2014				Year Ended April 30,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.50		12.12	11.95	11.06	11.45	10.92
Investment Operations:
Investment income—net[a]	.11		.26	.27	.32	.35	.36
Net realized and unrealized
gain (loss) on investments	.25		(.60)	.17	.94	(.33)	.54
Total from Investment Operations	.36		(.34)	.44	1.26	.02	.90
Distributions:
Dividends from
investment income—net	(.11)		(.26)	(.27)	(.32)	(.35)	(.36)
Dividends from net realized
gain on investments	—		(.02)	(.00)[b]	(.05)	(.06)	(.01)
Total Distributions	(.11)		(.28)	(.27)	(.37)	(.41)	(.37)
Net asset value, end of period	11.75		11.50	12.12	11.95	11.06	11.45
Total Return (%)[c]	3.17	[d]	(2.71)	3.72	11.54	.20	8.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	[e]	1.70	1.69	1.71	1.68	1.70
Ratio of net expenses
to average net assets	1.71	[e]	1.70	1.69	1.71	1.68	1.70
Ratio of net investment income
to average net assets	1.95	[e]	2.31	2.21	2.79	3.09	3.21
Portfolio Turnover Rate	7.58	[d]	9.72	14.28	11.44	15.03	12.60
Net Assets, end of period
($ x 1,000)	3,100		3,134	4,390	4,054	3,377	3,362

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

20

Six Months Ended
October 31, 2014				Year Ended April 30,
Class Z Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.49		12.11	11.94	11.05	11.44	10.91
Investment Operations:
Investment income—net[a]	.17		.37	.38	.44	.46	.47
Net realized and unrealized
gain (loss) on investments	.24		(.60)	.17	.94	(.33)	.54
Total from Investment Operations	.41		(.23)	.55	1.38	.13	1.01
Distributions:
Dividends from
investment income—net	(.17)		(.37)	(.38)	(.44)	(.46)	(.47)
Dividends from net realized
gain on investments	—		(.02)	(.00)[b]	(.05)	(.06)	(.01)
Total Distributions	(.17)		(.39)	(.38)	(.49)	(.52)	(.48)
Net asset value, end of period	11.73		11.49	12.11	11.94	11.05	11.44
Total Return (%)	3.59	[c]	(1.76)	4.73	12.64	1.16	9.39
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	[d]	.73	.72	.74	.73	.73
Ratio of net expenses
to average net assets	.72	[d]	.73	.72	.74	.73	.73
Ratio of net investment income
to average net assets	2.92	[d]	3.28	3.18	3.78	4.05	4.18
Portfolio Turnover Rate	7.58	[c]	9.72	14.28	11.44	15.03	12.60
Net Assets, end of period (
$ x 1,000)	146,641		147,836	171,146	166,251	153,513	167,326

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company currently offering three series, including the Dreyfus Massachusetts Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

22

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

24

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	180,793,589	—	180,793,589

† See Statement of Investments for additional detailed categorizations.

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $4,533,005 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2014. The fund has $958,728 of post-enactment short-term capital losses and $3,574,277 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2014 was as follows: tax-exempt income $6,173,182 and long-term capital gains $380,661.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2014, the fund did not borrow under the Facilities.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2014, the Distributor retained $676 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $11,715 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $43,385 and $3,905, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses for providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder

28

inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2014, Class Z shares were charged $31,707 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $22,713 for transfer agency services and $1,015 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $48.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $9,616 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended October 31, 2014, the fund was charged $766 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended October 31, 2014, the fund was charged $3,576 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $86,105, Distribution Plan fees $1,978, Shareholder Services Plan fees $7,958, custodian fees $6,308, Chief Compliance Officer fees $617 and transfer agency fees $9,098.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2014, amounted to $13,686,681 and $17,146,518, respectively.

At October 31, 2014, accumulated net unrealized appreciation on investments was $13,325,708 consisting of $13,668,538 gross unrealized appreciation and $342,830 gross unrealized depreciation.

At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 22, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 31

I N FO R M AT I O N A B O U T T H E R E N E WA L O F T H E F U N D ’S
M A N A G E M E N T AG R E E M E N T ( U n a u d i te d ) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods (noting the proximity to the medians of the fund’s performance in certain periods), except for the ten-year period when the fund’s performance was at the Performance Universe median.The Board also noted that the fund’s yield performance was below the Performance Group median for all of the one-year periods ended May 31st and above the Performance Universe median for five of the ten one-year periods ended May 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average and noted that the fund’s calendar year total returns were above the Lipper category average for six of the ten calendar years. Dreyfus representatives noted that the fund’s investment in municipal bonds issued in Puerto Rico affected the fund’s relative performance.

32

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund 33

I N FO R M AT I O N A B O U T T H E R E N E WA L O F T H E F U N D ’S
M A N A G E M E N T AG R E E M E N T ( U n a u d i te d ) (continued)

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall perfor- mance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

34

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 35

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

SEMIANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
22	Notes to Financial Statements
31	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2014, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally continued to gain ground over the past six months, reinforcing a rally that began earlier in 2014 when long-term interest rates moderated due to geopolitical and economic concerns. These developments drove prices of long-term municipal securities higher, and favorable supply-and-demand dynamics helped keep yields low when economic growth resumed in the second quarter of the year. Meanwhile, improving economic fundamentals have enabled many states and municipalities to shore up their fiscal conditions.

While we remain cautiously optimistic regarding the municipal bond market’s prospects, we believe that selectivity is likely to become more important to investment success. Long-term rates could rise if, as we anticipate, the economy continues to accelerate. On the other hand, intensifying geopolitical turmoil and other factors could dampen the potentially adverse effects of a stronger domestic economic recovery, and rising investor demand for tax-advantaged investments may continue to support municipal bond prices. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2014 through October 31, 2014, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2014, Class A shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 3.79%, Class C shares returned 3.34%, and Class Z shares returned 3.84%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 3.59% for the same period.2

Municipal bonds rallied over the reporting period when long-term interest rates moderated, supply-and-demand dynamics proved favorable, and credit conditions improved. The fund’s Class A and Class Z shares produced higher returns than the benchmark, mainly due to a modestly long average duration and overweighted exposure to certain revenue bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among various sectors, such as pre-refunded, general obligation

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Economic and Technical Forces Buoyed Municipal Bonds

Municipal bonds rallied in the months prior to the reporting period as long-term interest rates moderated and bond prices rebounded amid concerns that economic weakness in international markets might derail the U.S. economic recovery. Long-term rates declined further when harsh winter weather contributed to an economic contraction during the first quarter of 2014.

The economic recovery got back on track as U.S. GDP rebounded at a robust 4.6% annualized rate during the second quarter of the year and an estimated 3.5% rate for the third quarter. While accelerating economic growth typically sends inflation of Massachusetts and interest rates higher, favorable supply-and-demand dynamics kept long-term interest rates low. Less refinancing activity produced a reduced supply of newly issued tax-exempt securities, while demand intensified from investors seeking higher after-tax income. Consequently, municipal bonds produced highly competitive total returns, with longer term and lower rated securities faring particularly well.

The economic rebound resulted in better underlying credit conditions for many issuers, including Pennsylvania, but the state has continued to face budget challenges due to unfunded pension liabilities and revenue shortfalls. Consequently, one major rating agency reduced its credit rating for Pennsylvania state debt.

Interest Rate Strategies Bolstered Relative Performance

During the reporting period the fund attempted to maintain a modestly long average duration so as to benefit from the impact of falling interest rates and narrowing yield differences along the market’s maturity spectrum. In addition, overweighted exposure to BBB-rated revenue-backed bonds aided results.The fund received especially strong contributions from bonds backed by hospitals and underweighted exposure to bonds issued on behalf of special tax districts.

Detractors from performance included Puerto Rico municipal bonds, which suffered credit-quality issues related to the U.S. territory’s struggling economy and heavy debt and pension liabilities. Relatively heavy holdings of housing bonds and underweighted exposure to securities backed by airport and education facilities also dampened relative performance.

4

Maintaining a Constructive Investment Posture

Although the U.S. economic recovery has gained momentum, global growth recently has disappointed, keeping interest rates at relatively low levels. Based on the strength of U.S. economic growth, some market participants expect the Fed to begin hiking short-term interest rates sometime in 2015.

Municipal bond market fundamentals have remained strong in the recovering economy. Although the supply of newly issued municipal bonds began to increase late in the reporting period, we expect any additional issuance to be absorbed by robust investor demand.Therefore, we have maintained the fund’s focus on generating competitive levels of current income, including an emphasis on longer dated revenue bonds. In light of narrow yield differences along the credit-quality spectrum, the fund will focus on higher quality securities and will be prepared to capitalize on any future widening of credit spreads during the months ahead.Also, the fund will target investments in attractive areas of the yield curve and maintain a modestly long duration posture relative to the benchmark index.

November 17, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.93	$8.76	$3.75
Ending value (after expenses)	$1,037.90	$1,033.40	$1,038.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.89	$8.69	$3.72
Ending value (after expenses)	$1,020.37	$1,016.59	$1,021.53

† Expenses are equal to the fund’s annualized expense ratio of .96% for Class A, 1.71% for Class C and .73% for Class
Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

October 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.7%	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—95.4%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/25	1,000,000		1,113,470
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/26	1,000,000		1,107,280
Allegheny County,
GO	5.00	12/1/31	1,040,000		1,205,568
Allegheny County,
GO	5.00	12/1/34	1,000,000		1,147,090
Allegheny County,
GO	5.00	12/1/34	3,000,000		3,364,830
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/24	3,150,000		3,721,252
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	1,305,000		1,540,683
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/19	1,500,000		1,761,075
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/28	1,575,000		1,736,658
Bethlehem Authority,
Guaranteed Water Revenue
(Insured; Build America Mutual
Assurance Company)	5.00	11/15/31	2,000,000		2,236,080
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000	[a]	1,738,740
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter
School Project)	6.38	12/15/37	1,600,000		1,679,008
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		2,157,680

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Dauphin County General Authority,
Health System Revenue
(Pinnacle Health
System Project)	5.00	6/1/42	3,030,000		3,265,461
Delaware County Regional Water
Quality Control Authority,
Sewer Revenue	5.00	5/1/26	2,165,000		2,567,170
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000		1,691,280
Delaware River Port Authority,
Revenue	5.00	1/1/37	4,500,000		5,129,325
Donegal School District,
GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000		2,333,219
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000		1,089,820
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.00	6/1/41	2,500,000		2,821,475
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/16	1,000,000	[a]	907,720
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/18	2,750,000	[a]	2,302,052
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/18	2,750,000	[a]	2,244,330
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/19	2,750,000	[a]	2,123,302
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/20	2,750,000	[a]	2,063,573

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/20	2,500,000	[a]	1,827,625
McKeesport Area School District,
GO (Insured; AMBAC) (Escrowed
to Maturity)	0.00	10/1/21	2,915,000	[a]	2,589,803
McKeesport Municipal Authority,
Sewer Revenue (Insured;
Assured Guaranty
Municipal Corp.)	5.00	12/15/20	1,230,000		1,438,805
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/31	1,000,000		1,106,140
Montgomery County Industrial
Development Authority, Health
System Revenue (Jefferson
Health System)	5.00	10/1/41	4,000,000		4,371,080
Pennsylvania,
GO	5.00	10/15/26	5,000,000		5,973,250
Pennsylvania,
GO	5.00	10/15/29	4,000,000		4,715,280
Pennsylvania Economic
Development Financing
Authority, Sewage Sludge
Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,105,990
Pennsylvania Economic
Development Financing
Authority, Unemployment
Compensation Revenue	5.00	7/1/21	2,000,000		2,251,740
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)	5.00	8/1/21	3,000,000		3,429,390
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/24	1,100,000		1,293,028

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/31	1,300,000		1,483,027
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,075,630
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.25	8/15/25	1,000,000		1,188,470
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,888,825
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,285,000		2,396,988
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	730,000		730,767
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000		5,094,450
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	1,415,000		1,430,707
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	900,000		1,004,895
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	100,000	[b]	116,968
Pennsylvania State University,
Revenue	5.00	3/1/35	2,000,000		2,272,980
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate
Special Revenue	5.00	12/1/37	5,325,000		5,858,938
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/43	2,500,000		2,772,125
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	1,030,000		1,138,799

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty Corp.)	6.00	6/1/28	3,000,000	3,442,920
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000	2,820,475
Philadelphia,
Gas Works Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	8/1/22	2,000,000	2,007,660
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/23	2,180,000	2,618,594
Philadelphia,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	5.60	8/1/18	800,000	920,296
Philadelphia Authority for
Industrial Development, HR
(The Children’s Hospital of
Philadelphia Project)	5.00	7/1/42	3,000,000	3,415,050
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.50	9/15/37	1,700,000	1,732,385
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000	1,240,492
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000	1,721,363
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children’s
Hospital of Philadelphia Project)	5.00	7/1/25	1,800,000	2,072,304
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/21	1,685,000	1,707,309
Philadelphia School District,
GO	5.25	9/1/23	1,000,000	1,131,450

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Philadelphia School District,
GO	6.00	9/1/38	975,000		1,105,767
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	25,000	[b]	29,812
Pittsburgh,
GO (Insured; Build America
Mutual Assurance Company)	5.00	9/1/30	1,585,000		1,865,719
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,230,000		1,271,820
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000		2,200,540
State Public School Building
Authority, College Revenue
(Montgomery County
Community College)	5.00	5/1/38	1,115,000		1,240,081
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000		3,483,960
University Area Joint Authority,
Sewer Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	11/1/19	1,000,000		1,164,900
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/22	710,000		740,608
West Shore Area Authority,
HR (Holy Spirit Hospital of
the Sisters of Christian
Charity Project)	6.00	1/1/26	2,000,000		2,320,760
West View Borough Municipal
Authority, Water Revenue	5.00	11/15/39	2,000,000		2,274,760
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela
Health Project)	5.00	7/1/25	2,390,000		2,581,033
U.S. Related—3.3%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		1,072,350

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,080,440
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	5.50	7/1/15	190,000	[b]	196,437
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	6.00	7/1/15	1,000,000	[b]	1,037,210
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000		1,016,410
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	1,000,000		1,110,240

Total Investments (cost $153,318,684)			98.7%		163,226,986
Cash and Receivables (Net)			1.3%		2,219,073
Net Assets			100.0%		165,446,059

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	18.8	County	3.5
Health Care	16.8	City	3.3
Transportation Services	14.7	Prerefunded	3.0
Utility-Water and Sewer	11.8	Utility-Electric	1.2
Special Tax	8.3	Industrial	.6
Housing	7.6	Other	2.0
State/Territory	7.1		98.7

†	Based on net assets.

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	153,318,684	163,226,986
Cash		2,928,819
Interest receivable		1,886,473
Prepaid expenses		15,534
		168,057,812
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		119,574
Payable for investment securities purchased		2,276,740
Payable for shares of Beneficial Interest redeemed		178,878
Accrued expenses		36,561
		2,611,753
Net Assets ($)		165,446,059
Composition of Net Assets ($):
Paid-in capital		158,411,081
Accumulated undistributed investment income—net		15,935
Accumulated net realized gain (loss) on investments		(2,889,259)
Accumulated net unrealized appreciation
(depreciation) on investments		9,908,302
Net Assets ($)		165,446,059

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	109,525,765	4,549,219	51,371,075
Shares Outstanding	6,695,787	277,987	3,141,039
Net Asset Value Per Share ($)	16.36	16.36	16.35
See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	3,423,526
Expenses:
Management fee—Note 3(a)	461,927
Shareholder servicing costs—Note 3(c)	204,539
Professional fees	32,347
Distribution fees—Note 3(b)	16,941
Registration fees	14,207
Custodian fees—Note 3(c)	8,717
Prospectus and shareholders’ reports	7,187
Trustees’ fees and expenses—Note 3(d)	3,567
Loan commitment fees—Note 2	806
Miscellaneous	14,230
Total Expenses	764,468
Less—reduction in fees due to earnings credits—Note 3(c)	(42)
Net Expenses	764,426
Investment Income—Net	2,659,100
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	106,904
Net unrealized appreciation (depreciation) on investments	3,452,321
Net Realized and Unrealized Gain (Loss) on Investments	3,559,225
Net Increase in Net Assets Resulting from Operations	6,218,325
See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Operations ($):
Investment income—net	2,659,100	6,206,195
Net realized gain (loss) on investments	106,904	(3,151,362)
Net unrealized appreciation
(depreciation) on investments	3,452,321	(7,027,061)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,218,325	(3,972,228)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,717,044)	(4,059,451)
Class C	(53,136)	(123,972)
Class Z	(872,985)	(1,991,876)
Net realized gain on investments:
Class A	—	(162,565)
Class C	—	(6,211)
Class Z	—	(77,128)
Total Dividends	(2,643,165)	(6,421,203)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,036,482	3,369,039
Class C	176,542	733,013
Class Z	692,286	3,558,619
Dividends reinvested:
Class A	1,431,194	3,535,186
Class C	44,294	109,710
Class Z	735,353	1,760,236
Cost of shares redeemed:
Class A	(5,180,421)	(23,747,822)
Class C	(181,609)	(1,540,768)
Class Z	(4,313,402)	(8,051,935)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,559,281)	(20,274,722)
Total Increase (Decrease) in Net Assets	(1,984,121)	(30,668,153)
Net Assets ($):
Beginning of Period	167,430,180	198,098,333
End of Period	165,446,059	167,430,180
Undistributed investment income—net	15,935	—

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Capital Share Transactions:
Class Aa
Shares sold	63,999	210,344
Shares issued for dividends reinvested	88,206	222,511
Shares redeemed	(319,290)	(1,491,637)
Net Increase (Decrease) in Shares Outstanding	(167,085)	(1,058,782)
Class Ca
Shares sold	10,898	45,228
Shares issued for dividends reinvested	2,728	6,902
Shares redeemed	(11,219)	(95,846)
Net Increase (Decrease) in Shares Outstanding	2,407	(43,716)
Class Z
Shares sold	42,798	224,668
Shares issued for dividends reinvested	45,326	110,846
Shares redeemed	(266,101)	(510,796)
Net Increase (Decrease) in Shares Outstanding	(177,977)	(175,282)

a During the period ended April 30, 2014, 9,447 Class C shares representing $159,153 were exchanged for 9,457
Class A shares.

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2014				Year Ended April 30,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	16.01		16.88	16.60	15.51	15.96	15.28
Investment Operations:
Investment income—net[a]	.25		.56	.57	.63	.65	.66
Net realized and unrealized
gain (loss) on investments	.35		(.85)	.34	1.11	(.46)	.67
Total from Investment Operations	.60		(.29)	.91	1.74	.19	1.33
Distributions:
Dividends from
investment income—net	(.25)		(.56)	(.57)	(.63)	(.64)	(.65)
Dividends from net realized
gain on investments	—		(.02)	(.06)	(.02)	—	—
Total Distributions	(.25)		(.58)	(.63)	(.65)	(.64)	(.65)
Net asset value, end of period	16.36		16.01	16.88	16.60	15.51	15.96
Total Return (%)[b]	3.79	[c]	(1.64)	5.53	11.40	1.21	8.85
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	[d]	.93	.94	.95	.96	.94
Ratio of net expenses
to average net assets	.96	[d]	.93	.94	.95	.96	.94
Ratio of net investment income
to average net assets	3.12	[d]	3.51	3.40	3.91	4.09	4.17
Portfolio Turnover Rate	18.90	[c]	9.57	15.27	10.69	18.40	10.93
Net Assets, end of period
($ x 1,000)	109,526		109,883	133,727	129,697	124,286	137,969

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2014				Year Ended April 30,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	16.02		16.89	16.61	15.52	15.97	15.29
Investment Operations:
Investment income—net[a]	.19		.43	.44	.51	.53	.54
Net realized and unrealized
gain (loss) on investments	.34		(.85)	.34	1.11	(.45)	.67
Total from Investment Operations	.53		(.42)	.78	1.62	.08	1.21
Distributions:
Dividends from
investment income—net	(.19)		(.43)	(.44)	(.51)	(.53)	(.53)
Dividends from net realized
gain on investments	—		(.02)	(.06)	(.02)	—	—
Total Distributions	(.19)		(.45)	(.50)	(.53)	(.53)	(.53)
Net asset value, end of period	16.36		16.02	16.89	16.61	15.52	15.97
Total Return (%)[b]	3.34	[c]	(2.40)	4.73	10.56	.46	8.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	[d]	1.71	1.70	1.71	1.70	1.69
Ratio of net expenses
to average net assets	1.71	[d]	1.71	1.70	1.71	1.70	1.69
Ratio of net investment income
to average net assets	2.37	[d]	2.73	2.64	3.16	3.34	3.41
Portfolio Turnover Rate	18.90	[c]	9.57	15.27	10.69	18.40	10.93
Net Assets, end of period
($ x 1,000)	4,549		4,414	5,393	5,580	5,127	6,087

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

20

Six Months Ended
October 31, 2014				Year Ended April 30,
Class Z Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	16.01		16.88	16.60	15.51	15.96	15.28
Investment Operations:
Investment income—net[a]	.27		.59	.61	.67	.68	.69
Net realized and unrealized
gain (loss) on investments	.34		(.85)	.34	1.10	(.45)	.68
Total from Investment Operations	.61		(.26)	.95	1.77	.23	1.37
Distributions:
Dividends from
investment income—net	(.27)		(.59)	(.61)	(.66)	(.68)	(.69)
Dividends from net realized
gain on investments	—		(.02)	(.06)	(.02)	—	—
Total Distributions	(.27)		(.61)	(.67)	(.68)	(.68)	(.69)
Net asset value, end of period	16.35		16.01	16.88	16.60	15.51	15.96
Total Return (%)	3.84	[b]	(1.43)	5.75	11.64	1.41	9.10
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	[c]	.72	.73	.74	.75	.72
Ratio of net expenses
to average net assets	.73	[c]	.72	.73	.74	.75	.72
Ratio of net investment income
to average net assets	3.34	[c]	3.71	3.61	4.13	4.29	4.40
Portfolio Turnover Rate	18.90	[b]	9.57	15.27	10.69	18.40	10.93
Net Assets, end of period
($ x 1,000)	51,371		53,133	58,978	57,818	54,006	57,175

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company currently offering three series including the Dreyfus Pennsylvania Fund (the “fund”). The fund’s investment objective is to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

22

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

24

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	163,226,986	—	163,226,986
† See Statement of Investments for additional detailed categorizations.

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

26

Each tax year in the three-year period ended April 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $3,148,407 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2014. The fund has $422,520 of post-enactment short-term capital losses and $2,725,887 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2014 was as follows: tax-exempt income $6,176,737, ordinary income $2,311, and long-term capital gains $242,155.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 mil-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lion. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2014, the Distributor retained $625 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $16,941 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $138,573 and $5,647, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the

28

value of Class Z shares’ average daily net assets for certain allocated expenses for providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2014, Class Z shares were charged $12,248 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $20,533 for transfer agency services and $867 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $42.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $8,717 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended October 31,

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

2014, the fund was charged $648 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2014, the fund was charged $3,576 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $77,849, Distribution Plan fees $2,892, Shareholder Services Plan fees $24,375, custodian fees $5,382, Chief Compliance Officer fees $617 and transfer agent fees $8,459.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2014, amounted to $30,946,722 and $35,165,308, respectively.

At October 31, 2014, accumulated net unrealized appreciation on investments was $9,908,302, consisting of $9,926,297 gross unrealized appreciation and $17,995 gross unrealized depreciation.

At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 22, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when the fund’s performance was above the Performance Universe median. The Board also noted that the fund’s yield performance was below the Performance Group median for all of the ten one-year periods ended May 31st and below the Performance Universe median for seven of the ten one-year periods ended May 31st. The Board noted the proximity of the fund’s total return performance or yield to the Performance Group and/or Performance Universe median in certain periods when the fund’s total return performance or yield was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average and noted that the fund’s calendar year total returns were above the Lipper category average for six of the ten calendar years. Dreyfus representatives noted that the fund’s investment in municipal bonds issued in Puerto Rico affected the fund’s relative performance.

32

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was concerned with the fund’s performance and agreed to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

34

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 35

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    December 18, 2014

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)